Schedule of sensitivity analysis of the effects of changes in the principal actuarial assumptions used to determine the defined-benefit obligation (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	R$ 322
Increase of one year in the mortality table	(328)
Reduction of 1% in the discount rate	1,605
Pension Plans And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	264
Increase of one year in the mortality table	(269)
Reduction of 1% in the discount rate	1,120
Health Plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	59
Increase of one year in the mortality table	(60)
Reduction of 1% in the discount rate	476
Dental Plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	(1)
Increase of one year in the mortality table	1
Reduction of 1% in the discount rate	9
life insurance [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table
Increase of one year in the mortality table
Reduction of 1% in the discount rate